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                   NICHOLAS | APPLEGATE(R) INSTITUTIONAL FUNDS
   SUPPLEMENT TO CLASS I, II, III, IV & R PROSPECTUSES DATED JANUARY 15, 2004

                                 APRIL 19, 2004

CHANGE IN FUND NAMES:

The following funds have changed their names to more accurately reflect their investment strategies:

  FROM:                                    TO:
  U.S. Large Cap Select Growth Fund        U.S. Systematic Large Cap Growth Fund
  U.S. Equity Growth Fund                  U.S. Systematic Mid Cap Growth Fund

PLEASE ADD THE FOLLOWING TO THE "GOAL AND PRINCIPAL STRATEGY" SECTION OF THE U.S. SYSTEMATIC LARGE CAP GROWTH FUND ON PAGE 10:

The Investment Adviser focuses on identifying the strongest investment opportunities in the U.S. large cap equity universe by applying a multidimensional research process that integrates a proprietary quantitative model overlaid with fundamental analysis. The process begins with the Investment Adviser's quantitative research model, which estimates a rate of return for each stock in the investment universe based on an array of factors. The research model focuses on key characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In the opinion of the Investment Adviser, companies with upward earnings revisions and those reporting earnings above expectations will outperform the market.

When determining whether positive change is sustainable over the long term, The Investment Adviser analyzes fundamental quality by focusing on a number of variables including earnings acceleration and valuation measures. Once the Investment Adviser has assessed an investment opportunity for the presence of a positive catalyst and sustainability, it seeks confirming signals that these changes are beginning to be recognized by the market through rising stock prices. The Investment Adviser considers whether to sell a particular security when any of these factors materially changes.

PLEASE ADD THE FOLLOWING TO THE "GOAL AND PRINCIPAL STRATEGY" SECTION OF THE U.S. SYSTEMATIC MID CAP GROWTH FUND ON PAGE 13:

The Investment Adviser focuses on identifying the strongest investment opportunities in the U.S. mid cap equity universe by applying a multidimensional research process that integrates a proprietary quantitative model overlaid with fundamental analysis. The process begins with the Investment Adviser's quantitative research model, which estimates a rate of return for each stock in the investment universe based on an array of factors. The research model focuses on key characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In the opinion of the Investment Adviser, companies with upward earnings revisions and those reporting earnings above expectations will outperform the market.

When determining whether positive change is sustainable over the long term, The Investment Adviser analyzes fundamental quality by focusing on a number of variables including earnings acceleration and valuation measures. Once the Investment Adviser has assessed an investment opportunity for the presence of a positive catalyst and sustainability, it seeks confirming signals that these changes are beginning to be recognized by the market through rising stock prices. The Investment Adviser considers whether to sell a particular security when any of these factors materially changes.

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PLEASE REVISE THE "PORTFOLIO TEAMS" SECTION BEGINNING ON PAGE 48 AS FOLLOWS:

STACEY R. NUTT, PH.D.
LEAD PORTFOLIO MANAGER--U.S. SYSTEMATIC
Since 1999; 6 years prior experience with Vestek Systems, Inc.; Virginia Tech; and Georgia Institute of Technology
Ph.D. and M.S.M. - Georgia Institute of Technology School of Management;
B.S. - Oral Roberts University

U.S. SYSTEMATIC SMID GROWTH AND U.S. SYSTEMATIC MID CAP GROWTH

DAVID J. PAVAN, CFA
PORTFOLIO MANAGE-- U.S. SYSTEMATIC
Since 1999; 6 years prior experience with Putnam Investments and Genus Capital Management, Inc.
M.S. - Carnegie Mellon University; M.B.A. - Queen's University;
B. Math - University of Waterloo

U.S. SYSTEMATIC LARGE CAP GROWTH

TODD N. WOLTER, CFA
PORTFOLIO MANAGER--U.S. SYSTEMATIC
Since firm in 2000; 5 years prior experience with Credit Suisse Asset Management; University of California, Irvine; Olde Financial Corporation; and Prudential Securities
M.B.A. - University of California, Irvine; B.A. - University of Southern California

U.S. SYSTEMATIC SMID GROWTH AND U.S. SYSTEMATIC MID CAP GROWTH

ZHUANXIN DING, PH.D.
INVESTMENT ANALYST--U.S. SYSTEMATIC
Since 2003; 11 years prior investment experience with Frank Russell Company; Mathsoft Inc.; Coast Tactical Asset Management; and BARRA Inc.
Ph. D. - University of California, San Diego; M.S. - Shanghai Jiaotong University; B.S. - Shanghai Railway Institute, P.R. China

U.S. SYSTEMATIC SMID GROWTH, U.S. SYSTEMATIC MID CAP GROWTH AND U.S. SYSTEMATIC LARGE CAP

JANE EDMONDSON
INVESTMENT ANALYST--U.S. SYSTEMATIC
Since 2003; previously a market environment analyst with the Adviser's Marketing Analytics group 1996-2003; 5 years prior experience with Merrill, Lynch, Pierce, Fenner & Smith
M.B.A. - San Diego State University; B.A. - University of California, Irvine

U.S. SYSTEMATIC LARGE CAP GROWTH

CHENYANG FRANK FENG, PH.D.
INVESTMENT ANALYST--U.S. SYSTEMATIC
Since 2001; 5 years of prior experience with Vestek Systems; Providian Financial and the Federal Reserve Bank of Atlanta
Ph.D. - Georgia State University; M.B.A. - University of International Business and Economics, Beijing, China; B.A. - Jiaotong University, Xian, China

U.S. SYSTEMATIC LARGE CAP GROWTH

JAMES LI, PH.D., CFA
INVESTMENT ANALYST--U.S. SYSTEMATIC
Since 2000, 5 years prior investment experience with Accessor Capital Management and Frank Russell Company
Ph.D. - University of Washington, Seattle, M.B.A. - Texas A & M University,
B.S. - Fudan University, Shanghai

U.S. SYSTEMATIC LARGE CAP GROWTH

JAMES LI, PH.D., CFA
INVESTMENT ANALYST--U.S. SYSTEMATIC
Since 2000, 5 years prior investment experience with Accessor Capital Management and Frank Russell Company
Ph.D. - University of Washington, Seattle, M.B.A. - Texas A & M University, B.S. - Fudan University, Shanghai

U.S. SYSTEMATIC LARGE CAP GROWTH

MARK P. ROEMER
PORTFOLIO SPECIALIST--U.S. SYSTEMATIC
Joined firm in 2001; 5 years prior investment experience with Barclays Global Investors and Kleinwort Benson Investment Management of London M.S. - London Business School; M.S. - Stanford University; B.S. - Virginia Polytechnic Institute & State University

U.S. SYSTEMATIC SMID GROWTH, U.S SYSTEMATIC MID CAP GROWTH AND U.S. SYSTEMATIC LARGE CAP GROWTH

AERUS TRAN
INVESTMENT ANALYST--U.S. SYSTEMATIC
Since 1999; 4 years prior experience with San Diego Association of Governments; Perwich, Goff & Karavatos; Best Mortgage, LLC; Western Riverside Association of Governments; San Bernardino Association of Governments
B.B.A. - University of California, Riverside

U.S. SYSTEMATIC SMID GROWTH, U.S SYSTEMATIC MID CAP GROWTH AND U.S. SYSTEMATIC LARGE CAP GROWTH

CARMA WALLACE, CFA
INVESTMENT ANALYST--U.S. SYSTEMATIC
Since 2003: prior thereto market environment analyst with Adviser's Marketing Analytics group 1999-2003; 2 years prior experience with FinEcon and Thefeld, Finch and Abrams
M.S. and B.S. - University of California, Davis

U.S. SYSTEMATIC SMID GROWTH, U.S SYSTEMATIC MID CAP GROWTH AND U.S. SYSTEMATIC LARGE CAP GROWTH